Warrants (Details Narrative)	Nov. 03, 2021 USD ($) $ / shares shares
Warrant To Purchase Shares Of Common Stock | shares	1,400,000
Warrant To Purchase Shares Of Common Stock, Exercise Price Per Share | $ / shares	$ 0.16
Warrant To Purchase Shares Of Common Stock Term	5-year
Estimated Fair Value Of The Warrant	$ 181,900
J.H. Darbie & Co., Inc. [Member]
Warrant To Purchase Shares Of Common Stock | shares	160,125
Warrant To Purchase Shares Of Common Stock, Exercise Price Per Share | $ / shares	$ 0.192
Warrant To Purchase Shares Of Common Stock Term	5-year
Estimated Fair Value Of The Warrant	$ 20,200
Payment Of Fee In Cash	$ 20,160